Earnings (Loss) Per Common Share (EPS) (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Earnings Per Common Share

The table below details the computation of the Company’s basic and diluted EPS:

	Fiscal 2016	Fiscal 2015	Fiscal 2014
Numerator:
Net income (loss)	$136,288	$37,111	$(37,943)
Less: Distributed earnings allocated to nonvested awards	(461)	—	—
Less: Undistributed earnings allocated to nonvested awards	(1,063)	—	—

Numerator for basic and diluted earnings (loss) per share	$134,764	$37,111	$(37,943)

Denominator:
Average shares outstanding — Basic	$71,101,484	$65,350,463	$64,209,838
Potential effect of nonvested restricted stock awards	—	831,402	—
Potential effect of nonvested stock options	569	—	—

Average shares outstanding — Diluted	71,102,053	66,181,865	64,209,838

Net income (loss) per common share—Basic	$1.90	$0.57	$(0.59)
Net income (loss) per common share—Diluted	$1.90	$0.56	$(0.59)
Dividend per share	$0.28	$—	$—
Antidilutive awards excluded from the computation of diluted EPS (incremental shares):
Restricted stock	332,955	—	—
RSUs	360,130	—	—